Income Taxes Components of Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ (21,577)	$ (4,546)	$ (1,815)
Income (Loss) from Continuing Operations before Income Taxes, Foreign	4,273	(1,229)	(2,466)
Income (Loss) Attributable to Parent, before Tax	$ (17,304)	$ (5,775)	$ (4,281)